Assets held for sale and discontinued operations - Schedule of assets and liabilities classified as held for sale, NGR Grain LNG (Details) (Details) - GBP (£) £ in Millions	Sep. 30, 2024	Mar. 31, 2024
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Goodwill	£ 9,367	£ 9,729
Other intangible assets	3,393	3,431
Property, plant and equipment	69,195	68,907
Cash and cash equivalents	1,125	559
Financial investments	6,942	4,332
Total assets	101,852	98,325
Borrowings	(45,176)	(47,072)
Total liabilities	(65,986)	(68,433)
Net assets	35,866	£ 29,892
Assets and liabilities classified as held for sale | National Grid Renewables
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Goodwill	80
Other intangible assets	0
Property, plant and equipment	90
Investments in joint ventures and associates	704
Trade and other receivables	74
Cash and cash equivalents	39
Financial investments	23
Other assets	136
Total assets	1,146
Borrowings	(2)
Other liabilities	(8)
Total liabilities	(10)
Net assets	1,136
Assets and liabilities classified as held for sale | Grain LNG
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Goodwill	0
Other intangible assets	5
Property, plant and equipment	856
Investments in joint ventures and associates	0
Trade and other receivables	47
Cash and cash equivalents	106
Financial investments	0
Other assets	22
Total assets	1,036
Borrowings	(120)
Other liabilities	(187)
Total liabilities	(307)
Net assets	£ 729